Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 35,667,074	$ 64,860,916	$ 24,669,133
Restricted cash	3,293,189		3,264,145
Accounts receivable, net	31,450,765		28,127,346
Prepaid expense and other assets	8,965,912		12,073,226
Long-term restricted cash	21,700,000		21,689,436
Property and equipment, net	4,100,477		5,393,742
Intangible assets, net	325,631		396,495
Operating lease right-of-use assets	1,818,213
Long-term Investments	619,801		306,518
Other non-current assets	1,210,757		932,311
TOTAL ASSETS	87,501,855		96,902,380
LIABILITIES
Accounts payable	50,245,783		76,125,973
Short-term borrowings	15,162,304		10,958,022
Accrued salary and benefits	6,554,525		9,143,476
Operating lease liabilities, current	1,321,794
Accrued expenses and other current liabilities	6,684,535		10,686,518
Deferred revenue	3,085,999		3,331,511
Operating lease liabilities, non-current	230,804
TOTAL LIABILITIES	101,496,878		110,704,935
Net revenues	164,768,953	233,408,923
Income from operations	(10,341,803)	(6,849,696)
Net income	(12,134,310)	(6,619,139)	(47,400,000)
Net cash provided by operating activities	(40,514,770)	20,361,994
Net cash used in investing activities	(924,554)	(14,627,559)
Net cash provided by financing activities	30,015,420	(754,232)
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	9,974,475		7,105,349
Restricted cash	137,262		138,964
Accounts receivable, net	11,465,907		16,115,202
Prepaid expense and other assets	5,476,313		7,912,712
Long-term restricted cash			21,689,436
Property and equipment, net	178,460		36,422
Intangible assets, net	174
Operating lease right-of-use assets	845,606
Long-term Investments	619,801		306,518
Other non-current assets	168,220		224,235
TOTAL ASSETS	28,866,218		53,528,838
LIABILITIES
Accounts payable	26,256,751		43,099,067
Short-term borrowings	5,059,507		267,917
Accrued salary and benefits	1,196,802		694,225
Operating lease liabilities, current	640,524
Accrued expenses and other current liabilities	3,154,297		4,228,532
Deferred revenue	740,332		620,688
Operating lease liabilities, non-current	63,154
TOTAL LIABILITIES	37,111,367		$ 48,910,429
Net revenues	59,215,128	222,094,810
Income from operations	33,276,801	20,820,074
Net income	33,309,155	21,049,088
Net cash provided by operating activities	22,842,292	36,430,919
Net cash used in investing activities	(469,818)	$ (127,142)
Net cash provided by financing activities	$ 4,765,123
Percentage of consolidated net revenues	36.00%	95.00%
Percentage of consolidated total assets	33.00%		55.00%
Percentage of consolidated total liabilities	37.00%		44.00%